Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	[1]	¥ 1,093.3	¥ 1,022.8	[2]
Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others		(19.0)	(8.0)
Global Markets Company | Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others		¥ (20.4)	¥ (11.2)

[1]	“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB on their non-consolidated basis and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the six months ended September 30, 2019 and 2020, net gains (losses) related to ETFs and others amounted to ¥(8.0) billion and ¥(19.0) billion, respectively, of which ¥(11.2) billion and ¥(20.4) billion are included in “Global Markets Company,” respectively.
[2]	Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.